Income Taxes - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Unrecognized tax benefits as of the beginning of the year	$ 2,824	$ 1,763	$ 1,884
Increases related to prior year tax provisions	308	78	44
Decrease related to prior year tax provisions	0	(216)	(968)
Increase related to current year tax provisions	1,282	1,199	803
Statue lapse	(226)	0	0
Unrecognized tax benefits as of the end of the year	$ 4,188	$ 2,824	$ 1,763